Financial Instruments	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Financial instruments

Note 27. Financial instruments

27.1 Accounting classification and fair value

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When measuring fair value, the Group uses observable market data whenever possible. Fair values are categorized into different levels in a hierarchy based on the inputs used in the valuation techniques as follows:

●	Level 1: inputs are unadjusted quoted prices in active markets for identical assets or liabilities.

●	Level 2: inputs are observable either directly (e.g. as prices) or indirectly (e.g. derived from prices).

●	Level 3: fair value measurements incorporate significant inputs that are based on unobservable market data.

The following table shows the carrying amounts of financial assets and financial liabilities. The amortized cost basis of the financial assets and liabilities not measured at fair value approximates their fair value.

	As of December 31, 2022		As of December 31, 2021
	FVTPL[1]	Amortized cost[2]	FVTPL[1]	Amortized cost[2]
Financial assets not measured at fair value
Trade and other receivables, net	$—	$129,602	$—	$117,449
Amounts owed by related parties	—	2,474	—	1,147
Cash	—	43,003	—	72,112
Other financial assets	—	210	—	256
Total financial assets not measured at fair value	$—	$175,289	$—	$190,964

Financial liabilities measured at fair value
Warrant liabilities	$10,916	$—	$23,112	$—
Shares held in escrow	40,064	—	101,859	—
Total financial liabilities measured at fair value	$50,980	$—	$124,971	$—
Financial liabilities not measured at fair value
Borrowings	$—	$285,934	$—	$253,365
Trade and other payables	—	90,187	—	85,381
Amounts owed to related parties	—	2,914	—	8,450
Total financial liabilities not measured at fair value	$—	$379,035	$—	$347,196

[1]	The fair value is comprised of $9,200 level 1 and $41,780 level 3 as of December 31, 2022 (2021: $16,000 and $108,971, respectively).
[2]	The amortized cost approximates fair value as of December 31, 2022 and 2021, respectively.

27.2 Measurement of fair values

The following table shows the valuation techniques used in measuring Level 3 fair values for financial instruments in the Consolidated Statement of Financial Position, as well as the significant unobservable inputs used.

Type	Fair value	Valuation Technique	Significant unobservable input	Relationship between significant unobservable input to fair value	Sensitivity of significant unobservable input to fair value
					+5%	-5%
Private warrants	$1,466	The fair value of the Private Warrants is estimated using the Black-Scholes option pricing formula for European calls, since the underlying stock is not expected to pay dividends over the term of the Warrants.	Volatility of 36.6% (2021: 30.0%)	The higher (lower) the volatility, the higher (lower) the fair value.	$1,883	$934
Private warrants in escrow	250	The fair value of the Private Warrants is estimated using Monte Carlo simulation in a risk-neutral framework assuming a Geometric Brownian Motion for the future stock price.	Volatility of 37.5% (2021: 30.0%)	The higher (lower) the volatility, the higher (lower) the fair value.	340	165
Shares held in escrow	40,064	The fair value of the shares to be delivered is estimated using Monte Carlo simulation in a risk-neutral framework assuming a Geometric Brownian Motion for the future stock price.	Volatility of 36.5% (2021: 30.0%)	The higher (lower) the volatility, the higher (lower) the fair value.	43,696	35,905

27.3 Financial risk management

The Group has exposure to the following risks arising from financial instruments:

●	Credit risk

●	Liquidity risk

●	Market risk, including: currency and interest rate risk

27.3.1. Risk management framework

The Group analyzes each of these risks individually as well as on a combined basis and defines strategies to manage the economic impact on the Group’s performance in line with its financial risk management policy. The Group does not subscribe or negotiate hedging instruments.

The Group’s Financial Administrative Unit (“UAC”) supports, monitors and manages financial risks through internal reports, which are analyzed individually in each country depending on the degree and magnitude of the risks thereof. The financial UAC periodically reports to the shareholders the conclusions of such risk monitoring and proposes the plans and policies necessary to mitigate exposures.

27.3.2. Credit risk

Credit risk refers to the risk that one of the parties fails to comply with its contractual obligations, resulting in a financial loss for the Group. As a corporate policy, the Group conducts business only with strong financial institutions and credit institutions with renowned national and international prestige. For banks, only independently rated parties with a minimum rating of ‘A’ are accepted.

The Group only makes transactions with financial entities that have risk certifications and/or that are monitored by the relevant authorities in each country. The information provided by rating agencies is consistently monitored and, if not available, the Group uses other available financial information and its own business records to qualify its main customers and finance providers. Before accepting any new customer, the Group uses a rating system to assess the credit quality of the potential customer and defines the credit limits for each customer. Limits and ratings attributed to customers are reviewed twice a year. Trade accounts receivable that are not past due or impaired have the best credit rating according to the credit rating system used by the Group.

Exposure to credit risk

The carrying amount of financial assets represents the maximum credit exposure of the Group. The carrying amount is presented net of impairment losses. None of the receivable balances as of December 31, 2022 or 2021 constitutes a significant concentration of credit risk. There are no other single customers representing more than 10% of total gross trade receivables for the years ended December 31, 2022 and 2021.

Expected credit losses

The average credit period on the sale of medicines is 60 to 120 days. In some cases, depending on market conditions and strategy, longer payment periods are granted. No interest surcharge is made on commercial accounts receivable. Refer to Note 3.4. Financial Instruments for further information on financial instruments significant accounting policies.

The Group has recognized a provision for doubtful accounts. The Group evaluates the impairment of its accounts receivable for the expected credit loss model, where it determines its value based on the probability of default, the loss due to default (i.e., the extent of the loss in case of default) and the exposure, by the application of the ‘simplified method’ for trade receivables without a significant financing component. The assessment of the probability of default and the loss due to default is mainly based on historical data and adjust historical loss rates to reflect information about current conditions and reasonable and supportable forecasts of future economic conditions.

The following table provides information about the exposure to credit risk and expected credit losses for Trade and other receivables and Amounts owed by related parties as of December 31, 2022 and 2021:

December 31, 2022	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	91-120 days past due	More than 120 days past due	Total
Weighted-average loss rate	0.39%	3.42%	4.50%	14.25%	19.89%	83.88%	14.07%
Gross carrying amount	124,219	11,816	3,864	1,958	890	26,605	169,352
Impairment loss allowance	(483)	(404)	(174)	(279)	(177)	(22,317)	(23,834)
	123,736	11,412	3,690	1,679	713	4,288	145,518

December 31, 2021	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	91-120 days past due	More than 120 days past due	Total
Weighted-average loss rate	0.60%	2.11%	2.35%	3.38%	3.26%	67.43%	14.67%
Gross carrying amount	98,776	11,265	3,147	1,981	1,843	30,578	147,590
Impairment loss allowance	(591)	(238)	(74)	(67)	(60)	(20,620)	(21,650)
	98,185	11,027	3,073	1,914	1,783	9,958	125,940

As of December 31, 2022, additions of $2,673 (2021: reversal of $818, 2020: reversal of $1,915) to the impairment loss allowance were recognized within Sales and marketing expenses. As of December 31, 2022, this amount includes $195 of impairment losses recognized for balances in connection with related parties. In addition, an allowance exists from prior periods for open balances related to goods sold to Industrias Intercaps de Venezuela C.A and Laboratorios Vivax Pharmaceuticals C.A., due to the critical political and social situation that the location country of precedence is experiencing, See Note 29. Related party transactions.

27.3.3. Market risk

Foreign currency risk

The Group carries out transactions denominated in foreign currency, mainly imports, exports and indebtedness; thereby generating exposures to exchange rate fluctuations. The Group does not usually cover exposures to the exchange rate, but rather monitors frequently the foreign exchange market as a strategy to prevent significant loss in the short- and medium-term.

The carrying amounts of the Group’s foreign currency denominated monetary assets and monetary liabilities at the reporting date are as follows:

	Assets		Liabilities
	2022	2021	2022	2021
COP	105,048	124,545	(79,476)	(99,371)
Reales	25,479	7,002	(9,962)	(9,125)
Quetzales	—	1,946	—	(4,115)
Soles	14,667	7,024	(8,905)	—
Dominican Peso	1,064	809	(3,563)	(2,869)
Colones	1,346	1,270	(2,814)	(2,371)

The following table details sensitivity per company to a 10% increase and decrease in the U.S. dollar against the relevant foreign currencies. The sensitivity analysis includes only the outstanding monetary items denominated in foreign currency and adjusts its conversion at the end of the period for a 10% change in exchange rates.

	+10% Impact to profit or loss before tax			-10% Impact to profit or loss before tax
	2022	2021	2020	2022	2021	2020
COP	(2,325)	(2,289)	2,262	2,841	2,797	(2,764)
Reales	(1,411)	193	52	1,724	(236)	(64)
Quetzales	—	197	(8)	—	(241)	10
Soles	(524)	(639)	301	640	781	(368)
Dominican Peso	227	187	207	(278)	(229)	(253)
Colones	133	100	107	(163)	(122)	(131)

Interest rate risk

The Group is exposed to interest rate risks because it borrows money at both fixed and variable interest rates connected with Secured Overnight Financing Rate (“SOFR”) and IBR/DTF (according to its Spanish acronym of “Indicador bancario de referencia” which is the benchmark banking indicator, in Colombia). The risk is managed by the Group, by monitoring the macroeconomic variables that determine the variation of the interest rates and generating an appropriate mix between fixed rate and variable rate loans.

A fundamental reform of major interest rate benchmarks is being undertaken globally, including the replacement of some interbank offered rates (IBORs) with alternative nearly risk-free rates. In 2022, the Group undertook amendments to its financial obligations with contractual terms indexed to IBORs such that they incorporate new benchmark rates. As of December 31, 2022, the Group modified all of its variable rate liabilities indexed to LIBOR to reference SOFR.

The following sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates:

	2022			2021
	Carrying amount	+1%	-1%	Carrying amount	+1%	-1%
DTF/IBR	79,345	80,138	78,551	67,970	68,650	67,290
SOFR	23,454	23,688	23,219	19,451	19,646	19,256
Total	102,799	103,827	101,771	87,421	88,296	86,546

$102,799 or 35.95% as of December 31, 2022 and 87,421 or 34.50% as of December 31, 2021, of the Group’s interest-bearing financial liabilities bears interest at a variable rate. An increase of 1% in interest rates for the year ended December 31, 2022 would have decreased profit before tax by $1,028 in 2022 and decreased profit before tax by $875 in 2021. A decrease of 1% will have an equal and opposite effect on profit before tax. This sensitivity does not include the balances of financial obligations with a fixed rate.

27.3.4. Liquidity risk

The Group’s Financial UAC has ultimate responsibility for the liquidity management of each of the companies and has established an appropriate framework so that Management can make decisions on short-, medium- and long-term financing, as well as liquidity management. The Group manages liquidity risk by maintaining reserves, adequate financial and loan facilities, continuously monitoring projected and actual cash flows, and reconciling the maturity profiles of financial assets and liabilities. In the same sense, financial assets to afford obligations represent cash and trade receivables intended to be collected in short term, net of the expectations of recoverability.

As part of other liabilities within borrowings, the Group includes obligations to factors associated with factoring and reverse factoring arrangements. Ordinary payment terms with suppliers range between 60 and 90 days but may be extended through reverse factoring arrangements up to 180 days in aggregate.

The Group’s obligations to individual factors typically is less than 5% of the Group’s total indebtedness. The majority of the Group’s factoring and reverse factoring obligations are concentrated with Sufactura S.A, Corredores Asociados S.A. and Banco Serfinansa S.A.

The following table details the most representative remaining contractual maturity and repayment periods of the Group’s financial liabilities. This reflects the undiscounted cash flows of financial liabilities, considering the date on which the Group must make the final payments.

	As of December 31, 2022
	Carrying amount	Contractual cash flows	Less than 1 year [1,2]	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	$251,743	$278,853	$274,648	$3,642	$563	$—	$—
Trade and other payables	90,187	90,187	90,187	—	—	—	—
Lease liabilities	34,192	46,001	11,174	6,629	5,962	7,962	14,274
Amounts owed to related parties	2,914	2,914	2,914	—	—	—	—
	$379,036	$417,955	$378,923	$10,271	$6,525	$7,962	$14,274

[1]	As mentioned in Note 19. Borrowings, $139,155 in the aggregate, is classified as payable in less than 1 year as a result of a breach in certain covenants included under the NPA, the Syndicated Loan Agreement, and BTG Credit Agreement. Refer to Note 28. Events after the reporting period for the Group’s executed waivers with the lenders mentioned above.

[2]	As mentioned in Note 2.1. Going concern the Group is renegotiating $19,000 balance with BTG, and Syndicated balance of $38,626 with Bancolombia and Davivienda. Additionally, the Group expects to maintain revolving credit lines with other lending parties.

	As of December 31, 2021
	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	$221,619	$253,011	$71,987	$16,895	$15,330	$20,323	$128,476
Trade and other payables	85,381	85,381	85,381	—	—	—	—
Lease liabilities	31,747	39,904	9,853	7,403	5,333	8,314	9,001
Amounts owed to related parties	8,450	8,450	8,450	—	—	—	—
	$347,197	$386,746	$175,671	$24,298	$20,663	$28,637	$137,477

Capital risk management

The Group manages its capital to ensure that it will be able to continue as a going concern, while maximizing returns to its shareholders through the optimization of debt and asset balances. The Group’s capital structure consists of net debt (loans offset by cash and bank balances) and Group assets (comprised of issued and paid-in capital, reserves, retained earnings and non-controlling interests).

The Group is not subject to any externally imposed capital requirement. The main indebtedness of the Group is associated with the balances of a Syndicated Loan and the Senior Notes, and are subject to covenants that obligate it to comply with a series of financial indicators, primarily financial leverage (Debt/EBITDA), short-term leverage ratio and EBITDA on interest expense. These financial indicators serve as local management parameters.

The executive members of the UAC of the Group, who provide support for the analysis and management of capital risk to the Group, review their capital structure on a quarterly basis. As part of this review, the committee considers the cost of capital and the risks associated with each class of capital. The Group is reviewed in an internal administrative manner, with the same covenants that apply to the Syndicated Procaps S.A. The main financial covenant is determined as the ratio of the debt to the EBITDA generated by the Group.

Indebtedness Index

The indebtedness index for the reporting period is the following:

	2022	2021
Total assets [1]	460,187	462,135
Total liabilities [2]	462,065	500,475
Liabilities to assets ratio	1.00	1.08

[1]	Defined as short-term assets plus long-term assets
[2]	Defined as short-term liabilities plus long-term liabilities